LEASES	12 Months Ended
Dec. 31, 2024
Disclosure of leases [Abstract]
LEASES	LEASES

The Company is obligated under various leases for office spaces and office equipment.

Movements in right-of-use assets and lease liabilities as of December 31, 2024 and 2023 were as follows:

	Office spaces	Office equipments	Computers	Total
Right-of-use assets
January 1, 2024	91,412	16,184	11,804	119,400
Additions	39,245	—	2,681	41,926
Additions from business combinations (note 26.2)	4,301	—	—	4,301
Disposals	(3,959)	—	—	(3,959)
Depreciation (note 6)	(26,517)	(5,088)	(6,232)	(37,837)
Foreign currency translation	(947)	—	—	(947)
December 31, 2024	103,535	11,096	8,253	122,884

	Office spaces	Office equipments	Computers	Total
Right-of-use assets
January 1, 2023	108,610	19,243	19,458	147,311
Additions	6,735	206	3,383	10,324
Additions from business combinations (note 26.2)	3,740	—	—	3,740
Disposals	(2,543)	—	—	(2,543)
Depreciation (note 6)	(25,680)	(3,265)	(11,037)	(39,982)
Foreign currency translation	550	—	—	550
December 31, 2023	91,412	16,184	11,804	119,400

Lease liabilities	As of December 31,
	2024	2023
Balance at beginning of year	118,736	135,138
Additions (1)	41,926	10,324
Additions from business combinations (note 26.2)	4,491	3,893
Foreign exchange difference (1)	(4,997)	8,256
Foreign currency translation (2)	(913)	351
Interest expense (1)	6,947	6,319
Payments (2)	(43,566)	(44,833)
Disposals	(5,001)	(712)
Balance at end of year	117,623	118,736

(1) Non-cash transactions.
(2) Cash transactions.

The Company has some lease contracts that have not yet commenced as of December 31, 2023 . The future lease payments for these lease contracts are 1,968 from 2024 to 2028.

As of December 31, 2024, there were no lease contracts that have not yet commenced.
The outstanding balance of the lease liabilities as of December 31, 2024 and 2023 is as follows:

	As of December 31,
	2024	2023
Lease liabilities
Current	29,736	47,852
Non-current	87,887	70,884
TOTAL	117,623	118,736

The maturity analysis of lease liabilities is presented in note 29.5.
The expense related to short-term and low-value leases was not material.